Valuation and Qualifying Accounts Deducted from Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Allowance for doubtful receivables USD ($)	Mar. 31, 2012 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2011 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2010 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2012 Valuation allowance for deferred tax assets USD ($)	Mar. 31, 2012 Valuation allowance for deferred tax assets JPY (¥)	Mar. 31, 2011 Valuation allowance for deferred tax assets JPY (¥)	Mar. 31, 2010 Valuation allowance for deferred tax assets JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	$ 192,597	¥ 15,793,000	¥ 14,941,000	¥ 15,330,000	$ 447,439	¥ 36,690,000	¥ 49,081,000	¥ 31,420,000
Charged to costs and expenses	25,671	2,105,000	5,307,000	7,457,000	23,915	1,961,000	7,596,000	21,784,000
Charged to other accounts	3,110	255,000	1,068,000	957,000	3,366	276,000		8,000
Deductions	35,488	2,910,000	5,523,000	8,803,000	221,915	18,197,000	19,987,000	4,131,000
Balance at end of fiscal period	$ 185,890	¥ 15,243,000	¥ 15,793,000	¥ 14,941,000	$ 252,805	¥ 20,730,000	¥ 36,690,000	¥ 49,081,000